STOCK-BASED COMPENSATION - Restricted Stock Units Activity (Details) - Restricted stock units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of RSUs
Beginning balance (in shares)	0
Grants in period (in shares)	7,105,478
Vested in period (in shares)	(383,211)
Forfeited (in shares)	(244,754)
Ending balance (in shares)	6,477,513
Weighted Average Grant Date Fair Value (per unit)
Beginning balance, weighted average grant date fair value (in dollars per share) | $ / shares	$ 0
Grants in period, weighted average grant date fair value (in dollars per share) | $ / shares	12.23
Vested in period, weighted average grant date fair value (in dollars per share) | $ / shares	13.03
Forfeited in period, weighted average grant date fair value (in dollars per share) | $ / shares	13.11
Ending balance, weighted average grant date fair value (in dollars per share) | $ / shares	$ 12.14
Liability
Number of RSUs
Beginning balance (in shares)	0
Grants in period (in shares)	23,896
Vested in period (in shares)	(2,540)
Forfeited (in shares)	0
Ending balance (in shares)	21,356